SCHEDULE OF INSURANCE SEGMENT (Details) - Spetner Associates Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from external customers
Total revenue	$ 5,189,933	$ 2,636,607	$ 14,674,122	$ 7,951,870
Less: Significant and other Insurance Segment expenses
Commission expense	44,385	54,659	223,004	244,266
Enrollment expense	232,828	142,594	1,086,182	1,530,770
Salaries and wages	628,104	716,662	3,516,128	2,879,575
General and administrative	174,157	290,916	1,454,627	1,463,809
Pension expense	386	100,428	1,542	401,713
Related party service fees	243,000	123,000	789,000	534,511
Income from operations	3,836,073	1,208,348	7,603,639	897,226
Reconciliation of segment net income
Charitable contribution expense	(880,092)	(292,457)	(5,588,474)	(753,012)
Interest income (expense), net	(27,916)	(16,653)	129,500	13,387
Net income	2,983,897	932,544	2,144,665	157,601
Total operating expenses	1,322,860	1,428,259	7,070,483	7,054,644
Interest income (expense), net	27,916	16,653	(129,500)	(13,387)
Commission Income [Member]
Revenue from external customers
Total revenue	5,105,532	2,558,876	14,261,944	7,734,257
Service and Fee Income [Member]
Revenue from external customers
Total revenue	$ 53,401	$ 77,731	$ 412,178	$ 217,613